Stock Compensation - Schedule of Assumptions to Estimate Fair Value of Stock Options (Detail) - Stock Incentive Plan [Member]	11 Months Ended
Dec. 31, 2020
Expected volatility	90.00%
Expected dividend	0.00%
Weighted average expected term (in years)	7 years 6 months
Risk-free rate	0.68%
Share-based Payment Arrangement, Employee [Member]
Expected volatility	90.00%
Expected dividend	0.00%
Risk-free rate, minimum	0.10%
Risk-free rate. maximum	0.40%
Minimum [Member] | Share-based Payment Arrangement, Employee [Member]
Weighted average expected term (in years)	4 months 24 days
Maximum [Member] | Share-based Payment Arrangement, Employee [Member]
Weighted average expected term (in years)	5 years